Stock Compensation Plans (Stock Appreciation Rights) - 10K (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average remaining life, outstanding	3 years 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Number of shares vested and expected to vest	1,914,633
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted				$ 0.68
Award vesting period				3 years
Maximum number of shares to be issued	365,689	372,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of shares granted	0			1,446,802
Number of shares exercised	0
Number of shares canceled and expired	(17,250)
Number of shares outstanding at end of period	1,209,274	1,226,524
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price granted	$ 0
Weighted average exercise price exercised	0
Weighted average exercise price canceled and expired	3.53
Weighted average exercise price outstanding at end of period	$ 3.53	$ 3.53
Weighted average remaining life, outstanding	3 years 1 month 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Intrinsic value outstanding	$ 0
Number of shares vested and expected to vest	1,209,274
Weighted average exercise price, vested and expected to vest	$ 3.53
Weighted average remaining life, vested and expected to vest	3 years 1 month 2 days
Intrinsic value, vested and expected to vest	$ 0
Number of shares exercisable	1,209,274
Weighted average exercise price, exercisable	$ 3.53
Weighted average remaining life, exercisable	3 years 1 month 2 days
Intrinsic value, exercisable	$ 0
Fair value of vested stock appreciation rights	0	$ 267,000	$ 317,000
Total intrinsic value of stock appreciation rights exercised	$ 0	$ 0	$ 4,000
Maximum [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				7 years